CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (56,474)	$ 2,913,646	$ 241,738
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	494,729	53,763	55,896
Gain recognized on government subsidy	22,883	(45,450)	0
Impairment loss on intangible assets and goodwill	379,165	0	0
Changes in operating assets and liabilities:
Accounts receivable	202,741	(174,982)	0
Accounts receivable from related party	167,550	(272,700)	0
Inventories	842,346	2,686,597	(48,176)
Prepayments and other current assets	(97,322)	(77,657)	15,209
Due from related party	2,114,745	(2,692,545)	(125,502)
Accounts payables	227,370	37,367	(32,373)
Accrued liabilities	854,071	114,453
Other tax payable	406,999	877,215	44,599
Deferred revenue	329,113	9,796	69,745
Taxes payable	473,607	1,010,214	52,495
Net cash provided by operating activities	6,361,523	4,439,717	273,631
Cash flows from investing activities:
Acquisition of business	(471,550)	(151,500)	0
Acquisition deposit	(17,016,884)	(2,378,418)	0
Purchase additional shares from NCI	0	(31,808)	0
Loan advance to related parties	425,770	(377,785)	(26,174)
Refund of land deposit	52,668	0	0
Short-term investment	(55,860)	0	0
Loan advance to unrelated parties	(2,979)	(121,200)	0
Acquisition deposits	(7,215,396)	0	0
Net cash used in investing activities	(24,284,231)	(3,060,711)	(26,174)
Cash flows from financing activities:
Proceeds from bank loan	85,909	136,350	0
Proceeds from mortgage	12,768,000	6,060,000	0
Finance costs on mortgage	(49,928)	(30,300)	0
Deferred offering costs	(451,049)	0	0
Repayment of mortgage	(469,921)	(2,565,470)	(71,869)
Proceeds (Repayment) of shareholder advance	5,652,248	(3,995,358)	(194,009)
Net cash provided by (used in) financing activities	17,535,259	(394,778)	(265,878)
Effect of exchange rate changes on cash	6,522	96,528	(6,683)
Net increase (decrease) in cash	(380,927)	1,080,756	(25,104)
Cash and restricted cash, beginning of the year	1,190,616	109,860	134,964
Cash and restricted cash, end of the year	809,689	1,190,616	109,860
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0
Cash paid for interest	$ 906,398	$ 117,708	$ 85,850